Segment Information	6 Months Ended
Jun. 30, 2023
Segment Information
Segment Information

Note 19 – Segment Information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Due to business strategic changes, the Company merged consumer products segment and trading segment, and we start to provided biodegradable packaging business during year ended December 31, 2022. As a result, the Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, electric vehicles (“EV”) and biodegradable packaging. Consumer products segment manufactures, sell and trade Charcoal Doctor branded products and BBQ charcoal in China. The EV segment manufactures and sell electric vehicles. Biodegradable packaging segment provided biodegradable packaging business.  Management, including the chief operating decision maker, reviews operation results of consumer products, electric vehicles, and biodegradable packaging separately.

 Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker.

The following table presents summary information by segment for the six months ended June 30, 2023 and 2022, respectively.

	Consumer Products		EV		Biodegradable packaging		Total
	Six months	Six months	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended	ended	ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Revenue from external customers	$18,828,336	$26,290,353	$104,100	$679,064	$809,273	$—	$19,741,709	$26,969,417
Cost of revenue	14,906,908	21,221,909	40,998	665,540	738,973	—	15,686,879	21,887,449
Gross profit	3,921,428	5,068,444	63,102	13,524	70,300	—	4,054,830	5,081,968
Interest Expenses	204,468	106,978	61,111	—	—	—	265,579	106,978
Depreciation & amortization	114,677	125,705	31,390	79,014	—	—	146,067	204,719
Capital expenditure	440	13,951	184,320	7,928	—	—	184,760	21,879
Segment assets	133,218,575	131,546,807	3,896,852	4,680,964	934,809	—	138,050,236	136,227,771
Segment profit	$2,875,654	$2,788,556	$(443,609)	$(916,312)	(539,521)	—	$1,892,524	$1,872,244

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended June 30,
	2023	2022
Revenue from China	$19,216,905	$26,969,417
Revenue directly from foreign countries	524,804	—
Total Revenue	$19,741,709	$26,969,417